Employee Compensation and Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Components of employee compensation and benefits expense

	2017	2016
Wages, salaries and bonuses	$184,225	$166,595
Share-based compensation	3,077	3,826
Total employee compensation and benefit expenses	187,302	170,421
Less: Expensed within General and Administrative expenses	(14,023)	(18,243)
Less: Expensed within Exploration expenses	(4,170)	(3,922)
Employee compensation and benefits expenses included in production costs (Note 21)	$169,109	$148,256